Shareholder Report, Average Annual Return (Details) 194044_Innovator Growth-100 Power Buffer ETF - June_TF_TSR Annual {TF}	12 Months Ended	17 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - June
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - June NAV
Average Annual Return, Percent	18.05%	16.63%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	27.36%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	26.43%